Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	Lucid Group, Inc.
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1
Central Index Key	0001811210